Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 848 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164379 [Member] | FARM Mortgage Trust 2025 1 5 630 8 1 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164379 [Member] | Chase Auto Owner Trust 2024 4 0 000 11 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164379 [Member] | FirstKey Homes 2020 SFR1 Trust 4 284 8 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164379 [Member] | Chase Auto Owner Trust 2024 5 0 000 1 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164379 [Member] | FARM Mortgage Trust 2023 1 3 039 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164379 [Member] | USB Auto Owner Trust 2025 1 0 000 12 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164379 [Member] | AMSR 2020 SFR5 Trust 2 686 11 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 155 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164379 [Member] | Western Alliance Bank 2021 CL2 9 655 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164379 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164379 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164379 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164379 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000164379 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 848 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164380 [Member] | FARM Mortgage Trust 2025 1 5 630 8 1 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164380 [Member] | Chase Auto Owner Trust 2024 4 0 000 11 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164380 [Member] | FirstKey Homes 2020 SFR1 Trust 4 284 8 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164380 [Member] | Chase Auto Owner Trust 2024 5 0 000 1 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164380 [Member] | FARM Mortgage Trust 2023 1 3 039 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164380 [Member] | USB Auto Owner Trust 2025 1 0 000 12 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164380 [Member] | AMSR 2020 SFR5 Trust 2 686 11 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 155 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164380 [Member] | Western Alliance Bank 2021 CL2 9 655 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164380 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164380 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164380 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164380 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000164380 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 3 848 5 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164381 [Member] | FARM Mortgage Trust 2025 1 5 630 8 1 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164381 [Member] | Chase Auto Owner Trust 2024 4 0 000 11 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164381 [Member] | FirstKey Homes 2020 SFR1 Trust 4 284 8 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164381 [Member] | Chase Auto Owner Trust 2024 5 0 000 1 26 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164381 [Member] | FARM Mortgage Trust 2023 1 3 039 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164381 [Member] | USB Auto Owner Trust 2025 1 0 000 12 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164381 [Member] | AMSR 2020 SFR5 Trust 2 686 11 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 4 155 8 25 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164381 [Member] | Western Alliance Bank 2021 CL2 9 655 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164381 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164381 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164381 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164381 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000164381 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%